Customer And Supplier Concentration (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of major customers

	For the year ended December 31,
Revenue by major customer	2023		2022		2021
(in millions)	Amount	%	Amount	%	Amount	%
Customer A	$620	8	$746	9	$811	12
Customer B	$1,279	17	$1,329	16	$995	15